Consolidated Statements of Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Cash generated from (used in) Operations
Net earnings	$ 10,036	$ 9,711
Non-cash items
Stock-based compensation	847	2,081
Depreciation and amortization	38,164	35,139
Foreign exchange loss	1,339	1,082
Loss on disposal of assets	15	1
Impairment of assets	1,747
Deferred income tax expense	2,908	6,290
Accrued investment income	(229)	(193)
Changes in non-cash working capital balances
Accounts receivable	(6,238)	9,801
Prepaid expenses and deposits	(1,113)	98
Payments associated with success fee obligation	(3,736)	(4,032)
Accounts payable and accrued liabilities	(208)	(1,349)
Cash generated from operations	43,532	58,629
Financing
Dividends paid	(20,082)	(18,725)
Common shares repurchased under normal course issuer bid	(329)	(472)
Common shares issued for cash on the exercise of options	1,269	759
Common shares issued for cash from Employee Share Purchase Plan	131	171
Cash used in financing	(19,011)	(18,267)
Investing
Sale of short-term investments		121
Purchase of property and equipment	(178)	(422)
Repayment of patent finance obligations	(18,127)	(8,865)
Purchase of patents	(37,973)	(34,197)
Cash used in investing	(56,278)	(43,363)
Foreign exchange loss on cash held in foreign currency	(1,123)	(1,082)
Net cash and cash equivalents used in the year	(32,880)	(4,083)
Cash and cash equivalents, beginning of year	126,311	130,394
Cash and cash equivalents, end of year	$ 93,431	$ 126,311